Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 82	$ 91
Assets, Gross amounts not offset in consolidated balance sheets	7	42
Assets, Net amounts	75	49
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(20)	(74)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(7)	(42)
Liabilities, Net Amounts	$ (13)	$ (32)